BALANCE SHEET DETAILS (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
BALANCE SHEET DETAILS
Schedule of Inventories

	January 31,
	2019	2018
	(in thousands)
Inventories:
Work in process	$—	$5
Finished goods	—	1
Channel inventory	—	4
	$—	$10

Property and Equipment

	January 31,
	2019	2018
	(in thousands)
Property and equipment, net:
Furniture	$—	$21
Laboratory equipment	196	106
Computer and equipment	129	116
	325	243
Less: accumulated depreciation	(177)	(134)
	$148	$109

Schedule Accrued liabilities

	October 31,	January 31,
	2019	2019
	(in thousands)
Accrued expenses and other current liabilities:
Compensation	$417	$371
Operating lease liability - current portion	260	—
Research and development	119	399
Other	67	164
	$863	$934

	January 31,
	2019	2018
	(in thousands)
Accrued liabilities:
Research and development	$399	$404
Payroll	371	368
Legal	45	438
Purchase commitment liability	—	215
Deferred revenue	—	8
Other	119	170
	$934	$1,603